January 31, 2026

2026 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares U.S. Select Equity Active ETF | BELT | NASDAQ

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
January 31, 2026
iShares U.S. Select Equity Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 11.6%
Airbus SE, ADR, NVS	6,752	$385,201
Howmet Aerospace, Inc.	2,834	589,699
		974,900
Broadline Retail — 9.2%
Amazon.com, Inc.(a)	3,240	775,332
Building Products — 4.8%
Trane Technologies PLC	967	406,701
Capital Markets — 5.7%
Robinhood Markets, Inc., Class A(a)	1,806	179,661
S&P Global, Inc.	566	298,729
		478,390
Electrical Equipment — 4.8%
Vertiv Holdings Co., Class A	2,189	407,548
Financial Services — 8.5%
Adyen NV, ADR, NVS(a)(b)	21,688	320,332
Mastercard, Inc., Class A	728	392,239
		712,571
Health Care Equipment & Supplies — 3.3%
Masimo Corp.(a)	2,040	280,153
Insurance — 3.5%
Progressive Corp.(The)	1,427	296,816
Interactive Media & Services — 14.7%
Alphabet, Inc., Class C, NVS	2,083	705,158
Meta Platforms, Inc., Class A	749	536,659
		1,241,817
Leisure Products — 1.1%
Hasbro, Inc.	1,066	95,205
Semiconductors & Semiconductor Equipment — 15.0%
ASML Holding NV, ADR(c)	359	510,857
Broadcom, Inc.	1,464	485,023
Intel Corp.(a)	5,809	269,944
		1,265,824
Software — 11.9%
Cadence Design Systems, Inc.(a)	1,316	390,010
Security	Shares	Value
Software (continued)
Microsoft Corp.	1,423	$612,302
		1,002,312
Total Common Stocks — 94.1% (Cost: $6,879,968)		7,937,569
Investment Companies
Exchange Traded Funds — 4.9%
SPDR S&P 500 ETF Trust	602	416,566
Total Investment Companies — 4.9% (Cost: $411,511)		416,566
Total Long-Term Investments — 99.0% (Cost: $7,291,479)		8,354,135
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(d)(e)(f)	20,270	20,280
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(d)(e)	50,000	50,000
Total Short-Term Securities — 0.8% (Cost: $70,280)		70,280
Total Investments — 99.8% (Cost: $7,361,759)		8,424,415
Other Assets Less Liabilities — 0.2%		15,571
Net Assets — 100.0%		$8,439,986

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$20,236 (a)	$—	$44	$—	$20,280	20,270	$213 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	40,000	10,000 (a)	—	—	—	50,000	50,000	706	—
				$44	$—	$70,280		$919	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Select Equity Active ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$7,937,569	$—	$—	$7,937,569
Investment Companies	416,566	—	—	416,566
Short-Term Securities
Money Market Funds	70,280	—	—	70,280
	$8,424,415	$—	$—	$8,424,415

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares